Shareholder Report, Holdings (Details) - C000007337	Oct. 31, 2025
U.S. Government Agency Debt (if categorized as coupon-paying notes)
Holdings [Line Items]
Percent of Net Asset Value	36.20%
U.S. Treasury Debt
Holdings [Line Items]
Percent of Net Asset Value	33.40%
Investment Company
Holdings [Line Items]
Percent of Net Asset Value	20.00%
U.S. Treasury Repurchase Agreement, if collateralized only by U.S. Treasuries (including Strips) and cash
Holdings [Line Items]
Percent of Net Asset Value	5.70%
U.S. Government Agency Debt (if categorized as no-coupon discount notes)
Holdings [Line Items]
Percent of Net Asset Value	4.70%